Note 7 LCR main LMU (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LCR main LMU [Line Items]
Average LCR main LMU	149.00%	159.00%	165.00%
BBVA SA [Member]
LCR main LMU [Line Items]
Average LCR main LMU	178.00%	186.00%	190.00%
BBVA Mexico [Member]
LCR main LMU [Line Items]
Average LCR main LMU	192.00%	199.00%	245.00%
Garanti BBVA group [Member]
LCR main LMU [Line Items]
Average LCR main LMU	212.00%	185.00%	211.00%